Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014
Unrecorded Unconditional Purchase Obligation [Line Items]
Less Than 1 Year	$ 205,281
1-3 Years	72,975
3-5 Years	273
More Than 5 Years
Total	$ 278,529